Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party balances and transactions

Note 12 — Related party balances and transactions

Loans — related party

Loan from related parties are as follows:

			December 31,	June 30,	June 30,
Name of Related Parties	Relationship	Nature	2025	2026	2026
			RMB	RMB	USD
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	22,604,882	22,604,882	3,318,927
Total:			22,604,882	22,604,882	3,318,927
Related party loan – current			-	-	-
Related party loan – non-current			22,604,882	22,604,882	3,318,927

The maturity date of this related party loan is October 31, 2029, with an amount of RMB 22,604,882 (USD 3,318,927).